Property and equipment, net	12 Months Ended
Dec. 31, 2011
Property and equipment, net

11. Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2010	2011
Buildings	$10,722,664	$26,232,621
Leasehold improvements	1,169,206	1,376,044
Machinery	430,827	628,868
Information Technology equipment	—	497,965
Computers and office equipment	7,209,272	10,813,480
Vehicles	1,205,722	946,304

	$20,737,691	$40,495,282
Less: accumulated depreciation and amortization	(8,408,993)	(11,137,862)

	$12,328,698	$29,357,420
Construction in progress	6,979,188	446,481

	$19,307,886	$29,803,901

For the year ended December 31, 2010, the construction in progress is a new factory building on the land in Qingpu district of Shanghai and was completed in January 2011.

Depreciation and amortization expenses for property and equipment were $2,092,583, $2,200,616 and $3,071,191 for the years ended December 31, 2009, 2010 and 2011, respectively.